Insurance Payables (Details) - Schedule of insurance payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of insurance payables [Abstract]
Payables due to insurance companies and intermediaries	$ 2,593	$ 2,611
Reinsurers – amounts due in respect of ceded premium	80,868	50,933
Insurance payables	$ 83,461	$ 53,544